Cover	Nov. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Entity File Number	001-39262
Entity Registrant Name	ESPORTS ENTERTAINMENT GROUP, INC.
Entity Central Index Key	0001451448
Entity Tax Identification Number	26-3062752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	BLOCK 6
Entity Address, Address Line Two	TRIQ PACEVILLE
Entity Address, City or Town	ST. JULIANS STJ 3109
Entity Address, Country	MT
City Area Code	356
Local Phone Number	2713 1276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	GMBL
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants [Member]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	GMBLW
Security Exchange Name	NASDAQ
Sec 10. 0 Series Cumulative Redeemable Convertible Preferred Stock [Member]
Title of 12(b) Security	10.0% Series A Cumulative Redeemable Convertible Preferred Stock
Trading Symbol	GMBLP
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants 1 [Member]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	GMBLZ
Security Exchange Name	NASDAQ